Other Commitments and Contingencies - Narrative (Details) € in Thousands, $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2021 shares	Jun. 30, 2021 USD ($) tax_lease power_plant	Dec. 31, 2003 tax_lease	Jun. 30, 2021 EUR (€) power_plant	Dec. 31, 2020 USD ($)
Loss Contingencies [Line Items]
Number of tax leases terminated		6
Number of tax leases remaining		6
Number of power plants | power_plant		2		2
Contractual obligation | $		$ 716,451
Number of tax leases			6
Accrual for Taxes Other than Income Taxes, Current | $		73,324			$ 0
Shareholders' Agreement, Project to Fund Development of Pipeline Infrastructure and FSRU
Loss Contingencies [Line Items]
Contractual obligation		1,300		€ 1,100
Shareholders' Agreement, Project to Fund Development of Pipeline Infrastructure and FSRU | Maximum
Loss Contingencies [Line Items]
Contractual obligation		$ 18,000		€ 15,000
Revolving Credit Facility | London Interbank Offered Rate (LIBOR)
Loss Contingencies [Line Items]
Debt instrument, basis spread on variable rate (in percentage)	4.50%
New Fortress Energy (NFE) | Revolving Credit Facility
Loss Contingencies [Line Items]
Number of common units pledged as security (in shares) | shares	18,627,451